Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Line Items]
Related Party Transactions

4. Related Party Transactions

Due to Related Party

For the period from August 29, 2025 (Inception) to December 31, 2025, Holdco owed expenses related to the formation of Holdco totaling $13, which were invoiced to Jeri-Lea Brown, Director, on behalf of Holdco. Jeri-Lea Brown is also the Group Company Secretary of CoinShares International Limited (“CoinShares”). This amount is expected to be repaid by Holdco to Jeri-Lea Brown, Director, upon closing of the business combination described below in Note 5. At December 31, 2025, Jeri-Lea Brown holds 150 shares in Holdco.

Coinshares International Limited [Member]
Related Party Transactions [Line Items]
Related Party Transactions

20. Related Party Transactions

The Group discloses transactions with related parties which are not consolidated. Where appropriate, transactions of a similar nature are aggregated unless separate disclosure is necessary to understand the effect of the transactions on the Group’s consolidated financial statements.

The Group had control of CoinShares GP II Limited (‘CS2GP’) until April 3, 2025, where it was disposed of in its entirety to GABI Ventures Limited, a related party to the Group due to the Group’s Chairman being a director who can exercise significant influence over GABI Ventures Limited. As part of this transaction the Group retains the carried interest due to the Group still being the Carried Interest Partner to CoinShares Fund II LP (‘CS2LP’) at December 31, 2024 being $6.1 million, the value of which, and related revenue recognized, shall increase or decrease depending on the performance of CS2LP up to the point that CS2LP is liquidated. In this capacity, the Group receives quarterly an amount of one quarter of two percent of the net asset value of CS2LP. During the years ended December 31, 2025, 2024, and 2023, $42 thousand, $0.2 million, and $0.2 million, respectively, has accrued for this fee, of which $0 and $41 thousand, was outstanding as of December 31, 2025 and 2024, respectively. In lieu of any consideration, the Group is also entitled to receive 50% of any carried interest earned in excess of the amount held at December 31, 2024. As of December 31, 2025, 2024, and 2023, the carried interest was valued at $6.6 million, $6.1 million and $7.0 million respectively, however, the carried interest will not be recognized until the liquidation of CS2LP in accordance with the Group’s carried interest policy discussed within Note 2. As of December 31, 2025, there were no amounts due to or from the related party, GABI Ventures Limited.

R. Newton also sold 950,000 shares to the Group for a total consideration of $7.5 million.

The Group has an investment in Komainu Holdings Limited (‘KHL’) of which Mr. Jean-Marie Mognetti is a minority shareholder and previously a director before resigning on January 15, 2025. The Group has a recharge agreement with KHL which allows for use of office facilities. During the years ended December 31, 2025, 2024, and 2023, the Group charged KHL $0.2 million, $0.2 million, and $0.2 million, respectively, under the recharge agreement. As of December 31, 2025 and 2024, $15 thousand and $14 thousand, respectively, remained outstanding.

Komainu (Jersey) Limited (“KJL”), a wholly owned subsidiary of KHL, provides custodial services to the Group. For the years ended December 31, 2025, 2024, and 2023, the Group paid fees to KJL of $4.4 million, $3.7 million, and $1.0 million, respectively. As of December 31, 2025 and 2024, $0.3 million and $0.4 million, respectively, remained outstanding.

StableMint is an investee company of the Group. For the years ended December 31, 2025, 2024, and 2023, the Group settled expenditures on behalf of StableMint totaling $2 thousand, $2 thousand, and $0, respectively. As of December 31, 2025 and 2024, no amounts remained outstanding.

On May 26, 2023, the Group agreed to enter into a block transaction with a shareholder, who is also a Director, to acquire 358,783 ordinary shares in the capital of the Company, at a price per share equal to SEK 30 resulting in total consideration of SEK 10.8 million ($1.0 million). The transaction was completed on June 14, 2023.

On March 24, 2023, the Group agreed to enter into a block transaction with a shareholder to acquire 160,000 ordinary shares in the capital of the Group, at a price per share equal to SEK 29 resulting in total consideration of SEK 4.6 million ($0.4 million). The transaction was completed on March 31, 2023.

On February 28, 2023, the Group agreed to enter into a block transaction with a shareholder, who is also a person discharging managerial responsibility, to acquire 50,000 ordinary shares in the capital of the Group, at a price per share equal to SEK 33 resulting in total consideration of SEK 1.7 million ($0.2 million). The transaction was completed on March 10, 2023.

On January 10, 2023, the Group agreed to enter into block transactions with two shareholders to acquire 196,654 ordinary shares in the capital of the Group, at a price per share equal to SEK 24 resulting in total consideration of SEK 4.7 million ($0.5 million). Of these, 75,000 shares were acquired from a person discharging managerial responsibility, and 121,654 shares were acquired from an entity affiliated with the Group. The transaction was completed on January 13, 2023.